Trade and other receivables (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the year	₨ 1,451	₨ 1,258
Provision made during the year, net of reversals	159	242
Trade and other receivables written off & exchange differences	(132)	(49)
Balance at the end of the year	₨ 1,478	₨ 1,451